CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Debt Exchange [Member] Common Stock [Member]	Debt Exchange [Member] Additional Paid-in Capital [Member]	Debt Exchange [Member]	Commitment Fees [Member] Common Stock [Member]	Commitment Fees [Member] Additional Paid-in Capital [Member]	Commitment Fees [Member]	Issued to Officers [Member] Common Stock [Member]	Issued to Officers [Member] Additional Paid-in Capital [Member]	Issued to Officers [Member] Stock Payable [Member]	Issued to Officers [Member]	To Be Issued to Officers [Member] Stock Payable [Member]	To Be Issued to Officers [Member]	Common stock issued for exercise of special warrants [Member] Common Stock [Member]	Common stock issued for exercise of special warrants [Member] Additional Paid-in Capital [Member]	Oasis Acquisition [Member] Common Stock [Member]	Oasis Acquisition [Member] Additional Paid-in Capital [Member]	Oasis Acquisition [Member]	Common Stock [Member] Cashless Exercise of Warrant 1 [Member]	Common Stock [Member] Cashless Exercise Of Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Warrant Issued with Debt [Member]	Additional Paid-in Capital [Member] Placement Agent Warrant [Member]	Additional Paid-in Capital [Member] Warrant issued to Consultants [Member]	Additional Paid-in Capital [Member] Special Warrants Issued for Cash [Member]	Additional Paid-in Capital [Member] Cashless Exercise of Warrant 1 [Member]	Additional Paid-in Capital [Member] Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Warrants Issued as Compensation for Offering [Member]	Additional Paid-in Capital [Member] Warrants issued to Placement Agent [Member]	Additional Paid-in Capital [Member] Special Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Cashless Exercise Of Warrants [Member]	Additional Paid-in Capital [Member] Account Payable [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Warrant Issued with Debt [Member]	Placement Agent Warrant [Member]	Warrant issued to Consultants [Member]	Special Warrants Issued for Cash [Member]	Warrant Issued Due to Penalty [Member]	Warrants Issued as Compensation for Offering [Member]	Warrants issued to Placement Agent [Member]	Special Warrant Issued Due to Penalty [Member]	Account Payable [Member]	Total
Balance at May. 31, 2016																				$ 3,286												$ 7,032,836	$ 68,950	$ (8,991,610)										$ (1,886,538)
Balance (in Shares) at May. 31, 2016																				32,852,944
Common stock issued in connection with Oasis acquisition																																												0
Net loss																																												(4,865,724)
Balance at May. 31, 2017																																												(1,886,538)
Stock issued for services																				$ 37												264,283	25,313											289,633
Stock issued for services, Shares (in Shares)																				374,000
Common stock issued	$ 600	$ 2,353,437	$ 2,354,037	$ 25	$ 94,975	$ 95,000			$ 213,321	$ 213,321
Common stock issued (in Shares)	6,000,000			250,000
Common stock issued																				$ 547												1,460,368												1,460,915
Common stock issued, Shares (in Shares)																				5,473,000
Common stock issued for conversion of debt																				$ 518												1,617,928												1,618,446
Common stock issued for conversion of debt, Shares (in Shares)																				5,179,028
Common stock issued in connection with Oasis acquisition																																												0
Warrants issued																					$ 1,804,470	$ 503,655	$ 294,173												$ 1,804,470	$ 503,655	$ 294,173
Discount on notes payable and accrued interest																																1,758,741												1,758,741
Imputed interest																																1,076												1,076
Net loss																																		(9,577,484)										(9,577,484)
Settlement of derivative liability																															$ 442,775												$ 442,775	442,775
Balance at May. 31, 2018																				$ 5,013												17,628,717	307,584	(18,569,094)										(627,780)
Balance (in Shares) at May. 31, 2018																				50,128,972
Stock issued for services																				$ 73												515,240	(25,313)											490,000
Stock issued for services, Shares (in Shares)																				731,250
Common stock issued							$ 60	$ 263,940	$ (213,320)	$ 50,680	$ 277,833	$ 277,833	$ 3,347	$ (3,347)						$ 5												47,495												47,500
Common stock issued (in Shares)							600,000						33,463,838							50,000
Foreign currency transaction loss on equity offering																																403,588												403,588
Common stock issued																				$ 1,438												5,748,562												5,750,000
Common stock issued, Shares (in Shares)																				14,375,000
Common stock issued for conversion of debt																				$ 370												1,295,320												1,295,690
Common stock issued for conversion of debt, Shares (in Shares)																				3,697,511
Common stock issued in connection with Oasis acquisition															$ 2,206	$ 15,438,970	$ 15,441,176																											25,313
Common stock issued in connection with Oasis acquisition (in Shares)															22,058,823
Warrants issued																								$ 9,785,978		$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550									$ 9,785,978	$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550
Units issued as compensation for offering																				$ 56												557,279												557,335
Units issued as compensation for offering (in Shares)																				559,750
Cashless exercise of warrant																		$ 13	$ 2						$ (13)					$ (2)
Cashless exercise of warrant (in Shares)																		129,412	19,551
Discount on notes payable and accrued interest																																9,039,096												9,039,096
Reclassification of derivative upon adoption of ASU 2017-11 | Accounting Standards Update 2017-11 [Member]																																1,265,751												1,265,751
Derivative valuation of reset event																																35,883												35,883
Imputed interest																																807												807
Net loss																																		(24,187,649)										(24,187,649)
Settlement of derivative liability																																												1,265,751
Balance at Feb. 28, 2019																				$ 12,583												$ 73,890,916	$ 346,784	$ (42,756,743)										$ 31,493,540
Balance (in Shares) at Feb. 28, 2019																				125,814,107